As filed with the Securities and Exchange Commission on May 15, 2013

Registration No. 2-66269
811-2978

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT
  UNDER THE SECURITIES ACT OF 1933  ☒

  Pre-Effective Amendment No.  ☐

  Post-Effective Amendment No. 46  ☒

and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
  ACT OF 1940  ☒

  Amendment No. 47  ☒

Morgan Stanley Focus Growth Fund

(A Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Office)

Registrant's Telephone Number, Including Area Code: (212) 296-6970

Stefanie V. Chang Yu, Esq.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

Approximate Date of Proposed Public Offering:

As soon as practicable after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

X	Immediately upon filing pursuant to paragraph (b)
On (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485.

Amending the Prospectus and Updating Financial Statements

  If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 46 to the Registration Statement of Morgan Stanley Focus Growth Fund (the "Registrant") (the "Amendment") relates only to the Registrant's Class A shares (Class Id: C000006088), Class B shares (Class Id: C000006089), Class L shares (Class Id: C000006090) and Class I shares (Class Id: C000006091).

This Amendment does not affect the Post-Effective Amendment Nos. 43 and 45 to the Registration Statement of the Registrant filed on March 15, 2013 and May 14, 2013, respectively, with respect to the Registrant's Class IS shares (Class Id: C000126924).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 15th day of May 2013.

MORGAN STANLEY FOCUS GROWTH FUND

By	/s/ ARTHUR LEV
Arthur Lev
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 46 has been signed below by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date
(1)	Principal Executive Officer	President and Principal
Executive Officer
By	/s/ ARTHUR LEV		May 15, 2013
Arthur Lev

(2)	Principal Financial Officer	Principal Financial Officer

By	/s/ FRANCIS SMITH		May 15, 2013
Francis Smith

(3)	Majority of the Trustees

James F. Higgins

By	/s/ STEFANIE V. CHANG YU		May 15, 2013
Stefanie V. Chang Yu
Attorney-in-Fact

Frank L. Bowman	Michael F. Klein
Michael Bozic	Michael E. Nugent (Chairman)
Kathleen A. Dennis	W. Allen Reed
Manuel H. Johnson	Fergus Reid
Joseph J. Kearns

By	/s/ CARL FRISCHLING	May 15, 2013
Carl Frischling
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase